Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand ¹			Assets that Were Repurchased or Replaced ²			Assets Pending Repurchase or Replacement (within cure period) ²			Demand in Dispute ¹ ²			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Sunset Mortgage Loan Trust, Series 2014-1
CIK # Not Applicable
		HUD	635	$109,046,538.75	100.00%	1	$247,816.81	0.23%	5	$783,123.71	0.72%	0	$0.00	0.00%	5	$662,103.65	0.61%	0	$0.00	0.00%	0	$0.00	0.00%
Total			635	$109,046,538.75	100.00%	1	$247,816.81	0.23%	5	$783,123.71	0.72%	0	$0.00	0.00%	5	$662,103.65	0.61%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed herein one (1) asset was Subject of Demand and was in Dispute (outside cure period) during the 3-month period ending 6/30/2015.
²	As disclosed in Q12015 filing eight (8) assets were either Pending Repurchase or Replacement (within cure period) or in Dispute. As of 6/30/2015, five (5) assets were Repurchased and four (4) assets are outside of the cure period and therefore being reported in Dispute. One (1) asset reported in Dispute herein was incorrectly reported in Q12015 filing as part of Sunset Mortgage Loan Trust, Series 2014-2.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand ¹			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute ¹ ²			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Sunset Mortgage Loan Trust, Series 2014-2
CIK # Not Applicable
		HUD	659	$157,176,539.62	100.00%	2	$557,300.98	0.35%	3	$488,671.72	0.31%	0	$0.00	0.00%	6	$1,189,867.21	0.76%	0	$0.00	0.00%	0	$0.00	0.00%
Total			659	$157,176,539.62	100.00%	2	$557,300.98	0.35%	3	$488,671.72	0.31%	0	$0.00	0.00%	6	$1,189,867.21	0.76%	0	$0.00	0.00%	0	$0.00	0.00%

¹	As disclosed herein two (2) assets were Subject of Demand and were in Dispute (outside cure period) during the 3-month period ending 6/30/2015.
²	As disclosed in Q12015 filing eight (8) assets were either Pending Repurchase or Replacement (within cure period) or in Dispute. As of 6/30/2015, four (4) assets were outside of the cure period and therefore being reported in Dispute and three (3) assets were Repurchased. One (1) asset that was incorrectly reported in Dispute in Q12015 filing which is now being reported as part of Sunset Mortgage Loan Trust, Series 2014-1.

The principal balances and percentages presented in the columns “Total Assets in ABS by Originator” through “Demand Rejected” of this table are based on acquisition date balances of the assets.